Quarterly Report
December 31, 2021
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.2%
AT&T, Inc.	27,501,960	$676,548,216
Lumen Technologies, Inc. (a)	9,821,961	123,265,611
Verizon Communications, Inc.	12,515,296	650,294,780
		1,450,108,607
ENTERTAINMENT — 18.3%
Activision Blizzard, Inc.	8,301,869	552,323,345
Electronic Arts, Inc.	3,014,314	397,588,017
Live Nation Entertainment, Inc. (a) (b)	1,439,850	172,335,646
Netflix, Inc. (b)	1,029,198	620,030,043
Take-Two Interactive Software, Inc. (b)	1,228,866	218,394,065
Walt Disney Co. (b)	4,122,349	638,510,637
		2,599,181,753
INTERACTIVE MEDIA & SERVICES — 50.5%
Alphabet, Inc. Class A (b)	561,222	1,625,882,583
Alphabet, Inc. Class C (b)	521,695	1,509,571,435
Match Group, Inc. (b)	3,017,349	399,044,405
Meta Platforms, Inc. Class A (b)	9,744,215	3,277,466,715
Twitter, Inc. (b)	8,522,778	368,354,465
		7,180,319,603
MEDIA — 16.5%
Charter Communications, Inc. Class A (a) (b)	1,028,222	670,369,897
Comcast Corp. Class A	12,963,990	652,477,617
Discovery, Inc. Class A (a) (b)	1,803,489	42,454,131
Discovery, Inc. Class C (b)	3,237,389	74,136,208
DISH Network Corp. Class A (b)	2,661,559	86,340,974
Fox Corp. Class A	3,414,415	125,991,914
Fox Corp. Class B	1,567,394	53,714,592
Interpublic Group of Cos., Inc.	4,196,919	157,174,617
News Corp. Class A	4,189,224	93,461,587
News Corp. Class B	1,297,890	29,202,525
Security Description	Shares	Value
Omnicom Group, Inc.	2,265,547	$165,996,629
ViacomCBS, Inc. Class B	6,466,694	195,164,825
		2,346,485,516
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile US, Inc. (b)	5,472,905	634,747,522
TOTAL COMMON STOCKS (Cost $13,566,797,400)		14,210,843,001
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	2,960,234	2,960,529
State Street Navigator Securities Lending Portfolio II (e) (f)	61,998,201	61,998,201
TOTAL SHORT-TERM INVESTMENTS (Cost $64,958,731)		64,958,730
TOTAL INVESTMENTS — 100.4% (Cost $13,631,756,131)		14,275,801,731
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(61,583,007)
NET ASSETS — 100.0%		$14,214,218,724
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,210,843,001	$—	$—	$14,210,843,001
Short-Term Investments	64,958,730	—	—	64,958,730
TOTAL INVESTMENTS	$14,275,801,731	$—	$—	$14,275,801,731
See accompanying notes to Schedule of Investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,600,221	$3,600,941	$59,613,713	$60,253,685	$(439)	$(1)	2,960,234	$2,960,529	$754
State Street Navigator Securities Lending Portfolio II	76,583,434	76,583,434	126,758,791	141,344,024	—	—	61,998,201	61,998,201	71,024
Total		$80,184,375	$186,372,504	$201,597,709	$(439)	$(1)		$64,958,730	$71,778
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 1.3%
Aptiv PLC (a)	1,524,884	$251,529,616
BorgWarner, Inc.	1,340,454	60,414,262
		311,943,878
AUTOMOBILES — 22.5%
Ford Motor Co.	22,127,650	459,591,291
General Motors Co. (a)	8,184,206	479,839,998
Tesla, Inc. (a)	4,124,903	4,359,114,992
		5,298,546,281
DISTRIBUTORS — 1.4%
Genuine Parts Co.	800,669	112,253,794
LKQ Corp.	1,511,688	90,746,630
Pool Corp.	225,954	127,889,964
		330,890,388
HOTELS, RESTAURANTS & LEISURE — 18.9%
Booking Holdings, Inc. (a)	231,454	555,311,381
Caesars Entertainment, Inc. (a)	1,205,095	112,712,535
Carnival Corp. (a) (b)	4,534,819	91,240,558
Chipotle Mexican Grill, Inc. (a)	158,576	277,230,492
Darden Restaurants, Inc.	728,610	109,757,810
Domino's Pizza, Inc.	206,143	116,332,679
Expedia Group, Inc. (a)	823,042	148,740,150
Hilton Worldwide Holdings, Inc. (a)	1,571,142	245,082,441
Las Vegas Sands Corp. (a)	1,921,783	72,335,912
Marriott International, Inc. Class A (a)	1,542,158	254,826,188
McDonald's Corp.	4,204,225	1,127,026,596
MGM Resorts International	2,194,158	98,473,811
Norwegian Cruise Line Holdings, Ltd. (a) (b)	2,068,584	42,902,432
Penn National Gaming, Inc. (a) (b)	928,162	48,125,200
Royal Caribbean Cruises, Ltd. (a) (b)	1,252,859	96,344,857
Starbucks Corp.	6,637,218	776,355,390
Wynn Resorts, Ltd. (a)	588,484	50,044,679
Yum! Brands, Inc.	1,653,030	229,539,746
		4,452,382,857
HOUSEHOLD DURABLES — 3.7%
D.R. Horton, Inc.	1,837,377	199,263,535
Garmin, Ltd.	856,454	116,623,341
Lennar Corp. Class A	1,535,962	178,417,346
Mohawk Industries, Inc. (a)	312,737	56,974,427
Newell Brands, Inc.	2,116,368	46,221,477
NVR, Inc. (a)	18,455	109,048,196
PulteGroup, Inc.	1,414,546	80,855,449
Whirlpool Corp. (b)	342,395	80,346,411
		867,750,182
INTERNET & DIRECT MARKETING RETAIL — 23.9%
Amazon.com, Inc. (a)	1,570,495	5,236,564,298
eBay, Inc.	3,528,781	234,663,936
Security Description	Shares	Value
Etsy, Inc. (a) (b)	714,690	$156,474,229
		5,627,702,463
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc. (b)	723,516	73,639,459
MULTILINE RETAIL — 4.8%
Dollar General Corp.	1,310,795	309,124,785
Dollar Tree, Inc. (a)	1,267,826	178,154,909
Target Corp.	2,751,090	636,712,270
		1,123,991,964
SPECIALTY RETAIL — 17.2%
Advance Auto Parts, Inc.	355,197	85,204,656
AutoZone, Inc. (a)	118,183	247,757,659
Bath & Body Works, Inc.	1,480,076	103,294,504
Best Buy Co., Inc.	1,240,461	126,030,838
CarMax, Inc. (a)	910,933	118,630,805
Gap, Inc. (b)	1,203,303	21,238,298
Home Depot, Inc.	2,546,514	1,056,828,775
Lowe's Cos., Inc.	3,895,550	1,006,921,764
O'Reilly Automotive, Inc. (a)	379,771	268,205,673
Ross Stores, Inc.	1,996,563	228,167,220
TJX Cos., Inc.	6,778,730	514,641,182
Tractor Supply Co.	639,257	152,526,720
Ulta Beauty, Inc. (a)	306,165	126,244,076
		4,055,692,170
TEXTILES, APPAREL & LUXURY GOODS — 6.0%
NIKE, Inc. Class B	6,477,110	1,079,539,924
PVH Corp.	398,916	42,544,391
Ralph Lauren Corp. (b)	271,892	32,317,083
Tapestry, Inc.	1,559,249	63,305,510
Under Armour, Inc. Class A (a) (b)	1,054,612	22,347,228
Under Armour, Inc. Class C (a)	1,164,278	21,003,575
VF Corp.	1,837,721	134,557,932
		1,395,615,643
TOTAL COMMON STOCKS (Cost $19,998,059,866)		23,538,155,285
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	7,876,747	7,877,534
State Street Navigator Securities Lending Portfolio II (e) (f)	116,688,340	116,688,340
TOTAL SHORT-TERM INVESTMENTS (Cost $124,565,874)		124,565,874
TOTAL INVESTMENTS — 100.5% (Cost $20,122,625,740)		23,662,721,159
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(118,295,901)
NET ASSETS — 100.0%		$23,544,425,258
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.

See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,538,155,285	$—	$—	$23,538,155,285
Short-Term Investments	124,565,874	—	—	124,565,874
TOTAL INVESTMENTS	$23,662,721,159	$—	$—	$23,662,721,159
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,827,718	$5,828,883	$69,205,801	$67,156,136	$(1,014)	$—	7,876,747	$7,877,534	$978
State Street Navigator Securities Lending Portfolio II	88,081,524	88,081,524	3,492,297,777	3,463,690,961	—	—	116,688,340	116,688,340	21,051
Total		$93,910,407	$3,561,503,578	$3,530,847,097	$(1,014)	$—		$124,565,874	$22,029
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BEVERAGES — 24.6%
Brown-Forman Corp. Class B	1,197,892	$87,278,411
Coca-Cola Co.	21,967,211	1,300,678,563
Constellation Brands, Inc. Class A	1,075,661	269,958,641
Molson Coors Beverage Co. Class B	1,235,182	57,250,686
Monster Beverage Corp. (a)	2,460,125	236,270,405
PepsiCo, Inc.	7,813,171	1,357,225,935
		3,308,662,641
FOOD & STAPLES RETAILING — 20.2%
Costco Wholesale Corp.	2,496,588	1,417,313,007
Kroger Co.	4,431,193	200,555,795
Sysco Corp.	3,357,083	263,698,870
Walmart, Inc.	4,098,984	593,081,995
Walgreens Boots Alliance, Inc.	4,704,625	245,393,240
		2,720,042,907
FOOD PRODUCTS — 17.2%
Archer-Daniels-Midland Co.	3,663,449	247,612,518
Campbell Soup Co. (b)	1,326,957	57,669,551
Conagra Brands, Inc.	3,141,199	107,271,946
General Mills, Inc.	3,966,217	267,243,702
Hershey Co.	952,052	184,193,500
Hormel Foods Corp.	1,849,636	90,280,733
J.M. Smucker Co.	710,458	96,494,406
Kellogg Co.	1,675,367	107,927,142
Kraft Heinz Co.	4,648,861	166,894,110
Lamb Weston Holdings, Inc.	957,520	60,687,618
McCormick & Co., Inc.	1,632,797	157,744,518
Mondelez International, Inc. Class A	9,134,717	605,723,084
Tyson Foods, Inc. Class A	1,930,542	168,266,041
		2,318,008,869
HOUSEHOLD PRODUCTS — 24.7%
Church & Dwight Co., Inc.	1,598,808	163,877,820
Clorox Co.	804,581	140,286,743
Colgate-Palmolive Co.	5,519,176	471,006,480
Kimberly-Clark Corp.	2,204,974	315,134,884
Security Description	Shares	Value
Procter & Gamble Co.	13,674,522	$2,236,878,309
		3,327,184,236
PERSONAL PRODUCTS — 4.2%
Estee Lauder Cos., Inc. Class A	1,517,232	561,679,286
TOBACCO — 8.8%
Altria Group, Inc.	12,029,040	570,056,206
Philip Morris International, Inc.	6,420,330	609,931,350
		1,179,987,556
TOTAL COMMON STOCKS (Cost $13,025,328,975)		13,415,565,495
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	3,776,937	3,777,314
State Street Navigator Securities Lending Portfolio II (e) (f)	4,641,825	4,641,825
TOTAL SHORT-TERM INVESTMENTS (Cost $8,419,139)		8,419,139
TOTAL INVESTMENTS — 99.8% (Cost $13,033,748,114)		13,423,984,634
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		31,228,732
NET ASSETS — 100.0%		$13,455,213,366
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,415,565,495	$—	$—	$13,415,565,495
Short-Term Investments	8,419,139	—	—	8,419,139
TOTAL INVESTMENTS	$13,423,984,634	$—	$—	$13,423,984,634
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,187,963	$15,191,001	$120,805,532	$132,217,924	$(1,295)	$—	3,776,937	$3,777,314	$1,948
State Street Navigator Securities Lending Portfolio II	3,227,202	3,227,202	146,491,568	145,076,945	—	—	4,641,825	4,641,825	6,906
Total		$18,418,203	$267,297,100	$277,294,869	$(1,295)	$—		$8,419,139	$8,854
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 8.7%
Baker Hughes Co. (a)	24,046,640	$578,562,158
Halliburton Co.	24,625,842	563,193,007
Schlumberger NV	38,588,387	1,155,722,191
		2,297,477,356
OIL, GAS & CONSUMABLE FUELS — 91.1%
APA Corp.	9,994,049	268,739,978
Chevron Corp.	47,942,109	5,626,006,491
ConocoPhillips	16,445,210	1,187,015,258
Coterra Energy, Inc. (a)	22,382,625	425,269,875
Devon Energy Corp.	17,321,307	763,003,573
Diamondback Energy, Inc.	4,685,298	505,309,389
EOG Resources, Inc.	14,551,356	1,292,596,953
Exxon Mobil Corp.	98,033,728	5,998,683,816
Hess Corp.	7,583,679	561,419,756
Kinder Morgan, Inc.	53,646,736	850,837,233
Marathon Oil Corp.	21,418,574	351,692,985
Marathon Petroleum Corp.	16,935,651	1,083,712,308
Occidental Petroleum Corp.	24,410,246	707,653,032
ONEOK, Inc. (a)	12,268,397	720,891,008
Phillips 66	12,054,612	873,477,186
Pioneer Natural Resources Co.	6,246,291	1,136,075,407
Valero Energy Corp.	11,247,552	844,803,631
Williams Cos., Inc.	33,427,182	870,443,819
		24,067,631,698
TOTAL COMMON STOCKS (Cost $26,993,954,776)		26,365,109,054
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c)	49,223,558	$49,228,480
State Street Navigator Securities Lending Portfolio II (d) (e)	21,112,413	21,112,413
TOTAL SHORT-TERM INVESTMENTS (Cost $70,340,893)		70,340,893
TOTAL INVESTMENTS — 100.0% (Cost $27,064,295,669)		26,435,449,947
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(10,421,720)
NET ASSETS — 100.0%		$26,425,028,227
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	800	03/18/2022	$45,728,000	$46,192,000	$464,000
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,365,109,054	$—	$—	$26,365,109,054
Short-Term Investments	70,340,893	—	—	70,340,893
TOTAL INVESTMENTS	$26,435,449,947	$—	$—	$26,435,449,947
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	464,000	—	—	464,000
TOTAL OTHER FINANCIAL INSTRUMENTS:	$464,000	$—	$—	$464,000
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$26,435,913,947	$—	$—	$26,435,913,947
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	25,520,972	$25,526,076	$441,570,073	$417,865,430	$(2,239)	$—	49,223,558	$49,228,480	$5,608
State Street Navigator Securities Lending Portfolio II	204,202,820	204,202,820	279,400,807	462,491,214	—	—	21,112,413	21,112,413	14,036
Total		$229,728,896	$720,970,880	$880,356,644	$(2,239)	$—		$70,340,893	$19,644
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 37.0%
Bank of America Corp.	73,512,874	$3,270,587,764
Citigroup, Inc.	20,254,091	1,223,144,556
Citizens Financial Group, Inc.	4,350,292	205,551,297
Comerica, Inc.	1,338,775	116,473,425
Fifth Third Bancorp	6,979,431	303,954,220
First Republic Bank	1,829,781	377,868,074
Huntington Bancshares, Inc.	14,764,347	227,666,231
JPMorgan Chase & Co.	30,165,124	4,776,647,385
KeyCorp. (a)	9,503,740	219,821,506
M&T Bank Corp.	1,313,649	201,750,213
People's United Financial, Inc.	4,368,809	77,852,176
PNC Financial Services Group, Inc.	4,314,092	865,061,728
Regions Financial Corp.	9,730,566	212,126,339
Signature Bank	619,022	200,235,046
SVB Financial Group (b)	598,915	406,208,110
Truist Financial Corp.	13,625,699	797,784,677
US Bancorp	13,773,048	773,632,106
Wells Fargo & Co.	40,698,801	1,952,728,472
Zions Bancorp NA	1,597,019	100,867,720
		16,309,961,045
CAPITAL MARKETS — 27.9%
Ameriprise Financial, Inc.	1,141,938	344,477,017
Bank of New York Mellon Corp.	7,755,056	450,413,653
BlackRock, Inc.	1,457,541	1,334,466,238
Cboe Global Markets, Inc.	1,088,649	141,959,830
Charles Schwab Corp.	15,345,682	1,290,571,856
CME Group, Inc.	3,668,379	838,077,866
FactSet Research Systems, Inc.	384,190	186,720,182
Franklin Resources, Inc. (a)	2,868,372	96,061,778
Goldman Sachs Group, Inc.	3,464,862	1,325,482,958
Intercontinental Exchange, Inc.	5,750,824	786,540,199
Invesco, Ltd.	3,483,834	80,197,859
MarketAxess Holdings, Inc.	388,224	159,664,884
Moody's Corp.	1,650,952	644,828,832
Morgan Stanley	14,652,837	1,438,322,480
MSCI, Inc.	841,691	515,695,659
Nasdaq, Inc.	1,194,853	250,931,079
Northern Trust Corp.	2,119,692	253,536,360
Raymond James Financial, Inc.	1,890,416	189,797,766
S&P Global, Inc. (a)	2,459,985	1,160,940,721
State Street Corp. (c)	3,732,220	347,096,460
T Rowe Price Group, Inc.	2,294,053	451,102,582
		12,286,886,259
CONSUMER FINANCE — 5.2%
American Express Co.	6,403,984	1,047,691,782
Capital One Financial Corp.	4,344,298	630,314,197
Discover Financial Services	2,991,392	345,685,259
Synchrony Financial	5,585,971	259,133,195
		2,282,824,433
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 12.7%
Berkshire Hathaway, Inc. Class B (b)	18,693,396	$5,589,325,404
INSURANCE — 17.1%
Aflac, Inc.	6,212,383	362,741,043
Allstate Corp.	2,926,114	344,257,312
American International Group, Inc.	8,475,079	481,892,992
Aon PLC Class A	2,248,938	675,940,805
Arthur J Gallagher & Co.	2,115,733	358,976,418
Assurant, Inc.	581,470	90,627,914
Brown & Brown, Inc.	2,392,753	168,162,681
Chubb, Ltd.	4,396,705	849,927,044
Cincinnati Financial Corp.	1,529,579	174,264,936
Everest Re Group, Ltd. (a)	401,762	110,050,647
Globe Life, Inc.	948,274	88,872,239
Hartford Financial Services Group, Inc.	3,474,110	239,852,554
Lincoln National Corp.	1,733,854	118,352,874
Loews Corp.	2,045,585	118,152,990
Marsh & McLennan Cos., Inc.	5,153,457	895,773,896
MetLife, Inc.	7,297,987	456,051,208
Principal Financial Group, Inc. (a)	2,516,098	181,989,368
Progressive Corp.	5,971,853	613,010,710
Prudential Financial, Inc.	3,858,439	417,637,437
Travelers Cos., Inc.	2,511,243	392,833,743
Willis Towers Watson PLC	1,272,022	302,092,505
WR Berkley Corp.	1,424,389	117,355,410
		7,558,816,726
TOTAL COMMON STOCKS (Cost $41,923,011,748)		44,027,813,867
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	60,730,918	60,736,991
State Street Navigator Securities Lending Portfolio II (c) (f)	18,590,665	18,590,665
TOTAL SHORT-TERM INVESTMENTS (Cost $79,327,656)		79,327,656
TOTAL INVESTMENTS — 100.1% (Cost $42,002,339,404)		44,107,141,523
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(35,585,721)
NET ASSETS — 100.0%		$44,071,555,802
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$44,027,813,867	$—	$—	$44,027,813,867
Short-Term Investments	79,327,656	—	—	79,327,656
TOTAL INVESTMENTS	$44,107,141,523	$—	$—	$44,107,141,523
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	3,542,553	$300,125,090	$94,421,410	$76,378,481	$6,880,090	$22,048,351	3,732,220	$347,096,460	$2,156,589
State Street Institutional Liquid Reserves Fund, Premier Class	43,504,448	43,513,149	338,404,036	321,177,168	(3,026)	—	60,730,918	60,736,991	4,641
State Street Navigator Securities Lending Portfolio II	3,282,379	3,282,379	196,773,877	181,465,591	—	—	18,590,665	18,590,665	5,713
Total		$346,920,618	$629,599,323	$579,021,240	$6,877,064	$22,048,351		$426,424,116	$2,166,943
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 13.4%
AbbVie, Inc.	11,747,921	$1,590,668,503
Amgen, Inc.	3,741,004	841,613,670
Biogen, Inc. (a)	975,623	234,071,470
Gilead Sciences, Inc.	8,335,092	605,211,030
Incyte Corp. (a)	1,248,014	91,604,228
Moderna, Inc. (a)	2,342,792	595,022,312
Regeneron Pharmaceuticals, Inc. (a)	702,110	443,396,507
Vertex Pharmaceuticals, Inc. (a)	1,688,653	370,828,199
		4,772,415,919
HEALTH CARE EQUIPMENT & SUPPLIES — 22.2%
Abbott Laboratories	11,744,151	1,652,871,812
ABIOMED, Inc. (a)	302,445	108,629,171
Align Technology, Inc. (a)	487,085	320,102,520
Baxter International, Inc.	3,319,385	284,936,008
Becton Dickinson and Co.	1,909,174	480,119,078
Boston Scientific Corp. (a)	9,465,542	402,096,224
Cooper Cos., Inc.	327,033	137,007,205
DENTSPLY SIRONA, Inc.	1,457,523	81,315,208
DexCom, Inc. (a)	643,137	345,332,412
Edwards Lifesciences Corp. (a)	4,141,071	536,475,748
Hologic, Inc. (a)	1,683,046	128,854,002
IDEXX Laboratories, Inc. (a)	563,135	370,801,872
Intuitive Surgical, Inc. (a)	2,371,303	852,009,168
Medtronic PLC	8,934,062	924,228,714
ResMed, Inc.	966,217	251,680,204
STERIS PLC	662,379	161,229,672
Stryker Corp.	2,231,081	596,635,681
Teleflex, Inc.	312,184	102,546,200
Zimmer Biomet Holdings, Inc.	1,388,863	176,441,156
		7,913,312,055
HEALTH CARE PROVIDERS & SERVICES — 20.8%
AmerisourceBergen Corp.	994,508	132,160,168
Anthem, Inc.	1,612,070	747,258,928
Cardinal Health, Inc.	1,871,505	96,363,792
Centene Corp. (a)	3,871,390	319,002,536
Cigna Corp.	2,201,170	505,454,667
CVS Health Corp.	8,772,276	904,947,992
DaVita, Inc. (a)	433,186	49,279,239
HCA Healthcare, Inc.	1,590,661	408,672,624
Henry Schein, Inc. (a)	927,460	71,905,974
Humana, Inc.	854,255	396,254,724
Laboratory Corp. of America Holdings (a)	635,624	199,719,417
McKesson Corp.	1,014,051	252,062,657
Quest Diagnostics, Inc.	811,264	140,356,785
UnitedHealth Group, Inc.	6,255,425	3,141,099,110
Universal Health Services, Inc. Class B	485,636	62,967,564
		7,427,506,177
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	1,962,675	182,273,627
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 15.1%
Agilent Technologies, Inc.	2,010,558	$320,985,585
Bio-Rad Laboratories, Inc. Class A (a)	142,640	107,774,505
Bio-Techne Corp.	257,965	133,455,613
Charles River Laboratories International, Inc. (a)	335,027	126,231,473
Danaher Corp.	4,223,866	1,389,694,153
Illumina, Inc. (a)	1,038,073	394,924,492
IQVIA Holdings, Inc. (a)	1,268,781	357,973,871
Mettler-Toledo International, Inc. (a)	152,623	259,033,282
PerkinElmer, Inc. (b)	838,188	168,526,079
Thermo Fisher Scientific, Inc.	2,615,295	1,745,029,436
Waters Corp. (a)	407,398	151,796,495
West Pharmaceutical Services, Inc.	491,726	230,624,411
		5,386,049,395
PHARMACEUTICALS — 27.9%
Bristol-Myers Squibb Co.	14,742,006	919,164,074
Catalent, Inc. (a)	1,131,070	144,810,892
Eli Lilly & Co.	5,273,231	1,456,571,867
Johnson & Johnson	17,484,637	2,991,096,852
Merck & Co., Inc.	16,776,242	1,285,731,187
Organon & Co.	1,689,262	51,438,028
Pfizer, Inc.	37,272,697	2,200,952,758
Viatris, Inc.	8,029,457	108,638,553
Zoetis, Inc.	3,142,297	766,814,737
		9,925,218,948
TOTAL COMMON STOCKS (Cost $31,966,163,538)		35,606,776,121
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	14,842,911	14,844,395
State Street Navigator Securities Lending Portfolio II (e) (f)	2,512,238	2,512,238
TOTAL SHORT-TERM INVESTMENTS (Cost $17,353,971)		17,356,633
TOTAL INVESTMENTS — 100.0% (Cost $31,983,517,509)		35,624,132,754
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		15,399,110
NET ASSETS — 100.0%		$35,639,531,864
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.

See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$35,606,776,121	$—	$—	$35,606,776,121
Short-Term Investments	17,356,633	—	—	17,356,633
TOTAL INVESTMENTS	$35,624,132,754	$—	$—	$35,624,132,754
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	28,313,341	$28,319,003	$142,776,966	$156,247,633	$(3,718)	$(223)	14,842,911	$14,844,395	$4,774
State Street Navigator Securities Lending Portfolio II	27,800	27,800	111,516,230	109,031,792	—	—	2,512,238	2,512,238	2,858
Total		$28,346,803	$254,293,196	$265,279,425	$(3,718)	$(223)		$17,356,633	$7,632
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 17.3%
Boeing Co. (a)	3,082,250	$620,518,570
General Dynamics Corp.	1,290,233	268,974,874
Howmet Aerospace, Inc.	2,146,805	68,332,803
Huntington Ingalls Industries, Inc.	223,234	41,686,717
L3Harris Technologies, Inc.	1,094,761	233,446,836
Lockheed Martin Corp.	1,370,722	487,168,306
Northrop Grumman Corp.	831,506	321,851,027
Raytheon Technologies Corp.	8,351,074	718,693,428
Textron, Inc.	1,229,834	94,943,185
TransDigm Group, Inc. (a)	291,143	185,248,468
		3,040,864,214
AIR FREIGHT & LOGISTICS — 8.2%
C.H. Robinson Worldwide, Inc. (b)	732,662	78,856,411
Expeditors International of Washington, Inc.	944,868	126,886,324
FedEx Corp.	1,363,615	352,685,384
United Parcel Service, Inc. Class B	4,068,260	871,990,848
		1,430,418,967
AIRLINES — 2.6%
Alaska Air Group, Inc. (a)	696,404	36,282,649
American Airlines Group, Inc. (a) (b)	3,600,546	64,665,806
Delta Air Lines, Inc. (a)	3,558,466	139,064,851
Southwest Airlines Co. (a) (b)	3,290,180	140,951,311
United Airlines Holdings, Inc. (a)	1,799,664	78,789,290
		459,753,907
BUILDING PRODUCTS — 6.6%
A.O. Smith Corp.	740,731	63,591,756
Allegion PLC	498,802	66,061,337
Carrier Global Corp.	4,825,324	261,725,574
Fortune Brands Home & Security, Inc.	757,322	80,957,722
Johnson Controls International PLC	3,961,025	322,070,943
Masco Corp.	1,361,864	95,630,090
Trane Technologies PLC	1,321,384	266,959,209
		1,156,996,631
COMMERCIAL SERVICES & SUPPLIES — 5.5%
Cintas Corp.	490,368	217,316,387
Copart, Inc. (a)	1,190,567	180,513,768
Republic Services, Inc.	1,168,509	162,948,580
Rollins, Inc.	1,258,747	43,061,735
Waste Management, Inc.	2,147,240	358,374,356
		962,214,826
CONSTRUCTION & ENGINEERING — 0.5%
Quanta Services, Inc.	795,086	91,164,561
ELECTRICAL EQUIPMENT — 7.0%
AMETEK, Inc.	1,285,717	189,051,828
Eaton Corp. PLC	2,223,983	384,348,742
Emerson Electric Co.	3,335,347	310,087,210
Generac Holdings, Inc. (a)	351,011	123,527,791
Security Description	Shares	Value
Rockwell Automation, Inc.	645,153	$225,061,624
		1,232,077,195
INDUSTRIAL CONGLOMERATES — 12.8%
3M Co.	3,218,015	571,616,004
General Electric Co.	6,126,860	578,804,464
Honeywell International, Inc.	3,839,495	800,573,103
Roper Technologies, Inc.	588,565	289,491,581
		2,240,485,152
MACHINERY — 19.4%
Caterpillar, Inc.	3,018,076	623,957,032
Cummins, Inc.	798,603	174,207,259
Deere & Co.	1,574,228	539,787,039
Dover Corp.	800,521	145,374,614
Fortive Corp.	1,992,925	152,040,248
IDEX Corp. (b)	422,646	99,879,703
Illinois Tool Works, Inc.	1,593,934	393,382,911
Ingersoll Rand, Inc.	2,274,039	140,694,793
Otis Worldwide Corp.	2,373,481	206,658,991
PACCAR, Inc.	1,930,608	170,395,462
Parker-Hannifin Corp.	717,728	228,323,631
Pentair PLC	922,312	67,356,445
Snap-on, Inc.	300,159	64,648,245
Stanley Black & Decker, Inc.	906,203	170,928,010
Westinghouse Air Brake Technologies Corp.	1,051,407	96,845,099
Xylem, Inc.	1,001,825	120,138,854
		3,394,618,336
PROFESSIONAL SERVICES — 5.6%
Equifax, Inc.	680,743	199,314,743
IHS Markit, Ltd.	2,225,259	295,781,426
Jacobs Engineering Group, Inc.	724,660	100,894,412
Leidos Holdings, Inc.	787,392	69,999,149
Nielsen Holdings PLC (b)	1,995,300	40,923,603
Robert Half International, Inc.	622,648	69,437,705
Verisk Analytics, Inc.	897,411	205,264,818
		981,615,856
ROAD & RAIL — 11.7%
CSX Corp.	12,374,860	465,294,736
JB Hunt Transport Services, Inc.	468,051	95,669,624
Norfolk Southern Corp.	1,357,720	404,206,821
Old Dominion Freight Line, Inc.	521,728	186,976,881
Union Pacific Corp.	3,586,814	903,626,051
		2,055,774,113
TRADING COMPANIES & DISTRIBUTORS — 2.7%
Fastenal Co.	3,208,989	205,567,835
United Rentals, Inc. (a)	402,599	133,779,622
W.W. Grainger, Inc.	241,413	125,109,873
		464,457,330
TOTAL COMMON STOCKS (Cost $17,853,619,518)		17,510,441,088

See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	18,134,493	$18,136,307
State Street Navigator Securities Lending Portfolio II (e) (f)	18,431,865	18,431,865
TOTAL SHORT-TERM INVESTMENTS (Cost $36,568,172)		36,568,172
TOTAL INVESTMENTS — 100.1% (Cost $17,890,187,690)		17,547,009,260
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(9,182,405)
NET ASSETS — 100.0%		$17,537,826,855

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index	265	03/18/2022	$28,002,550	$28,196,000	$193,450
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,510,441,088	$—	$—	$17,510,441,088
Short-Term Investments	36,568,172	—	—	36,568,172
TOTAL INVESTMENTS	$17,547,009,260	$—	$—	$17,547,009,260
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	193,450	—	—	193,450
TOTAL OTHER FINANCIAL INSTRUMENTS:	$193,450	$—	$—	$193,450
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$17,547,202,710	$—	$—	$17,547,202,710
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	54,880,923	$54,891,899	$90,027,901	$126,780,542	$(2,951)	$—	18,134,493	$18,136,307	$4,976
State Street Navigator Securities Lending Portfolio II	11,459,054	11,459,054	308,940,351	301,967,540	—	—	18,431,865	18,431,865	9,407
Total		$66,350,953	$398,968,252	$428,748,082	$(2,951)	$—		$36,568,172	$14,383
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 69.1%
Air Products & Chemicals, Inc.	1,758,286	$534,976,098
Albemarle Corp.	929,111	217,198,278
Celanese Corp.	864,796	145,337,616
CF Industries Holdings, Inc.	1,703,524	120,575,429
Corteva, Inc.	5,789,710	273,737,489
Dow, Inc.	5,874,746	333,215,593
DuPont de Nemours, Inc.	4,115,338	332,437,004
Eastman Chemical Co.	1,067,822	129,110,358
Ecolab, Inc.	1,980,317	464,562,565
FMC Corp.	1,006,770	110,633,955
International Flavors & Fragrances, Inc.	2,021,730	304,573,624
Linde PLC	4,071,268	1,410,409,373
LyondellBasell Industries NV Class A	2,088,231	192,597,545
Mosaic Co.	2,942,154	115,597,231
PPG Industries, Inc.	1,885,640	325,159,762
Sherwin-Williams Co.	1,915,972	674,728,700
		5,684,850,620
CONSTRUCTION MATERIALS — 5.3%
Martin Marietta Materials, Inc.	495,491	218,273,695
Vulcan Materials Co.	1,054,036	218,796,793
		437,070,488
CONTAINERS & PACKAGING — 11.6%
Amcor PLC	12,177,967	146,257,384
Avery Dennison Corp.	657,683	142,434,407
Ball Corp.	2,572,700	247,673,829
International Paper Co.	3,076,052	144,512,923
Packaging Corp. of America	754,550	102,731,982
Security Description	Shares	Value
Sealed Air Corp.	1,176,803	$79,398,898
Westrock Co.	2,120,774	94,077,535
		957,086,958
METALS & MINING — 13.8%
Freeport-McMoRan, Inc.	11,664,101	486,742,935
Newmont Corp.	6,334,081	392,839,704
Nucor Corp. (a)	2,270,068	259,128,262
		1,138,710,901
TOTAL COMMON STOCKS (Cost $7,786,321,204)		8,217,718,967
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c) (Cost $6,101,971)	6,101,361	6,101,971
TOTAL INVESTMENTS — 99.9% (Cost $7,792,423,175)		8,223,820,938
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,505,133
NET ASSETS — 100.0%		$8,231,326,071
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,217,718,967	$—	$—	$8,217,718,967
Short-Term Investment	6,101,971	—	—	6,101,971
TOTAL INVESTMENTS	$8,223,820,938	$—	$—	$8,223,820,938
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,680,014	$8,681,750	$58,494,015	$61,072,755	$(1,039)	$—	6,101,361	$6,101,971	$1,085
State Street Navigator Securities Lending Portfolio II	—	—	45,787,963	45,787,963	—	—	—	—	1,085
Total		$8,681,750	$104,281,978	$106,860,718	$(1,039)	$—		$6,101,971	$2,170
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 96.5%
Alexandria Real Estate Equities, Inc. REIT	781,203	$174,177,021
American Tower Corp. REIT	2,522,985	737,973,112
AvalonBay Communities, Inc. REIT	774,193	195,553,410
Boston Properties, Inc. REIT	787,461	90,699,758
Crown Castle International Corp. REIT	2,394,380	499,802,881
Digital Realty Trust, Inc. REIT	1,572,197	278,074,483
Duke Realty Corp. REIT	2,109,884	138,492,786
Equinix, Inc. REIT	498,824	421,925,292
Equity Residential REIT	1,890,546	171,094,413
Essex Property Trust, Inc. REIT	360,575	127,005,332
Extra Space Storage, Inc. REIT	741,758	168,178,791
Federal Realty Investment Trust REIT	387,508	52,825,091
Healthpeak Properties, Inc. REIT	2,986,403	107,779,284
Host Hotels & Resorts, Inc. REIT (a)	3,953,704	68,754,913
Iron Mountain, Inc. REIT (b)	1,602,914	83,880,490
Kimco Realty Corp. REIT	3,414,890	84,177,039
Mid-America Apartment Communities, Inc. REIT	637,921	146,364,594
Prologis, Inc. REIT	4,095,893	689,584,545
Public Storage REIT	845,208	316,581,108
Realty Income Corp. REIT	3,134,218	224,378,667
Regency Centers Corp. REIT	853,610	64,319,514
SBA Communications Corp. REIT	602,609	234,426,953
Simon Property Group, Inc. REIT	1,820,518	290,864,161
UDR, Inc. REIT	1,610,070	96,588,099
Ventas, Inc. REIT	2,211,398	113,046,666
Vornado Realty Trust REIT	880,373	36,852,414
Welltower, Inc. REIT	2,411,412	206,826,807
Security Description	Shares	Value
Weyerhaeuser Co. REIT	4,149,598	$170,880,446
		5,991,108,070
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.3%
CBRE Group, Inc. Class A (a)	1,853,988	201,176,238
TOTAL COMMON STOCKS (Cost $5,567,221,807)		6,192,284,308
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	12,070,301	12,071,508
State Street Navigator Securities Lending Portfolio II (e) (f)	52,030,215	52,030,215
TOTAL SHORT-TERM INVESTMENTS (Cost $64,101,723)		64,101,723
TOTAL INVESTMENTS — 100.8% (Cost $5,631,323,530)		6,256,386,031
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(49,862,597)
NET ASSETS — 100.0%		$6,206,523,434
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index	201	03/18/2022	$12,165,050	$12,743,400	$578,350
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,192,284,308	$—	$—	$6,192,284,308
Short-Term Investments	64,101,723	—	—	64,101,723
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$6,256,386,031	$—	$—	$6,256,386,031
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	578,350	—	—	578,350
TOTAL OTHER FINANCIAL INSTRUMENTS:	$578,350	$—	$—	$578,350
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,256,964,381	$—	$—	$6,256,964,381
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,783,509	$4,784,465	$82,393,107	$75,105,963	$(101)	$—	12,070,301	$12,071,508	$275
State Street Navigator Securities Lending Portfolio II	11,462,368	11,462,368	67,079,975	26,512,128	—	—	52,030,215	52,030,215	8,264
Total		$16,246,833	$149,473,082	$101,618,091	$(101)	$—		$64,101,723	$8,539
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 3.3%
Arista Networks, Inc. (a)	1,026,929	$147,621,044
Cisco Systems, Inc.	19,307,738	1,223,531,357
F5, Inc. (a)	276,081	67,559,782
Juniper Networks, Inc.	1,488,640	53,159,334
Motorola Solutions, Inc.	773,163	210,068,387
		1,701,939,904
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Amphenol Corp. Class A	2,737,638	239,433,820
CDW Corp.	618,873	126,732,813
Corning, Inc.	3,516,166	130,906,860
IPG Photonics Corp. (a) (b)	161,353	27,775,305
Keysight Technologies, Inc. (a)	843,263	174,142,242
TE Connectivity, Ltd.	1,493,778	241,006,143
Teledyne Technologies, Inc. (a)	213,547	93,296,549
Trimble, Inc. (a)	1,149,117	100,191,511
Zebra Technologies Corp. Class A (a)	244,624	145,600,205
		1,279,085,448
IT SERVICES — 15.9%
Accenture PLC Class A	2,891,539	1,198,687,492
Akamai Technologies, Inc. (a) (b)	743,806	87,055,054
Automatic Data Processing, Inc.	1,929,084	475,673,533
Broadridge Financial Solutions, Inc.	533,717	97,574,142
Cognizant Technology Solutions Corp. Class A	2,404,517	213,328,748
DXC Technology Co. (a)	1,154,673	37,168,924
EPAM Systems, Inc. (a)	259,644	173,559,032
Fidelity National Information Services, Inc.	2,787,665	304,273,635
Fiserv, Inc. (a)	2,720,252	282,334,955
FleetCor Technologies, Inc. (a)	371,762	83,215,206
Gartner, Inc. (a)	376,564	125,892,876
Global Payments, Inc.	1,328,244	179,552,024
International Business Machines Corp.	4,105,490	548,739,793
Jack Henry & Associates, Inc.	338,907	56,594,080
Mastercard, Inc. Class A	3,971,265	1,426,954,940
Paychex, Inc.	1,469,139	200,537,474
PayPal Holdings, Inc. (a)	5,378,690	1,014,313,360
VeriSign, Inc. (a)	442,386	112,286,415
Visa, Inc. Class A (b)	7,677,154	1,663,716,043
		8,281,457,726
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.6%
Advanced Micro Devices, Inc. (a)	5,528,293	795,521,363
Analog Devices, Inc.	2,460,201	432,429,530
Applied Materials, Inc.	4,133,464	650,441,895
Broadcom, Inc.	1,884,301	1,253,832,728
Enphase Energy, Inc. (a)	617,578	112,979,719
Intel Corp.	18,618,305	958,842,708
Security Description	Shares	Value
KLA Corp.	694,120	$298,547,953
Lam Research Corp.	644,538	463,519,503
Microchip Technology, Inc.	2,540,161	221,146,417
Micron Technology, Inc.	5,120,921	477,013,791
Monolithic Power Systems, Inc.	198,392	97,872,725
NVIDIA Corp.	7,762,468	2,283,019,464
NXP Semiconductors NV	1,217,416	277,303,016
Qorvo, Inc. (a)	504,591	78,912,987
QUALCOMM, Inc.	5,127,212	937,613,258
Skyworks Solutions, Inc.	756,073	117,297,165
SolarEdge Technologies, Inc. (a)	240,420	67,454,639
Teradyne, Inc.	746,234	122,031,646
Texas Instruments, Inc.	4,227,804	796,814,220
Xilinx, Inc.	1,134,795	240,610,584
		10,683,205,311
SOFTWARE — 33.0%
Adobe, Inc. (a)	2,178,114	1,235,121,325
ANSYS, Inc. (a)	399,450	160,227,384
Autodesk, Inc. (a)	1,006,485	283,013,517
Cadence Design Systems, Inc. (a)	1,268,708	236,423,736
Ceridian HCM Holding, Inc. (a) (b)	623,464	65,127,049
Citrix Systems, Inc.	570,950	54,006,160
Fortinet, Inc. (a)	621,213	223,263,952
Intuit, Inc.	1,296,346	833,835,674
Microsoft Corp.	33,077,347	11,124,573,343
NortonLifeLock, Inc.	2,663,220	69,190,456
Oracle Corp.	7,383,573	643,921,401
Paycom Software, Inc. (a)	220,398	91,507,046
PTC, Inc. (a)	483,654	58,594,682
salesforce.com, Inc. (a)	4,481,721	1,138,939,758
ServiceNow, Inc. (a)	910,978	591,324,930
Synopsys, Inc. (a)	698,161	257,272,328
Tyler Technologies, Inc. (a)	187,542	100,888,219
		17,167,230,960
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 24.6%
Apple, Inc.	68,666,371	12,193,087,499
Hewlett Packard Enterprise Co.	5,988,074	94,431,927
HP, Inc.	5,276,120	198,751,440
NetApp, Inc.	1,023,757	94,175,407
Seagate Technology Holdings PLC	942,450	106,478,001
Western Digital Corp. (a)	1,426,535	93,024,347
		12,779,948,621
TOTAL COMMON STOCKS (Cost $36,340,200,356)		51,892,867,970
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	64,801,507	64,807,987

See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,031,575	$2,031,575
TOTAL SHORT-TERM INVESTMENTS (Cost $66,823,549)		66,839,562
TOTAL INVESTMENTS — 100.0% (Cost $36,407,023,905)		51,959,707,532
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		8,679,010
NET ASSETS — 100.0%		$51,968,386,542
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index	474	03/18/2022	$83,454,806	$82,987,920	$(466,886)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$51,892,867,970	$—	$—	$51,892,867,970
Short-Term Investments	66,839,562	—	—	66,839,562
TOTAL INVESTMENTS	$51,959,707,532	$—	$—	$51,959,707,532
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(466,886)	—	—	(466,886)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(466,886)	$—	$—	$(466,886)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	77,796,250	$77,811,810	$191,482,889	$204,479,139	$(6,261)	$(1,312)	64,801,507	$64,807,987	$7,440
State Street Navigator Securities Lending Portfolio II	102,000	102,000	162,129,506	160,199,931	—	—	2,031,575	2,031,575	2,906
Total		$77,913,810	$353,612,395	$364,679,070	$(6,261)	$(1,312)		$66,839,562	$10,346
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 64.2%
Alliant Energy Corp.	3,215,005	$197,626,357
American Electric Power Co., Inc.	6,467,585	575,421,037
Duke Energy Corp.	9,877,947	1,036,196,640
Edison International	4,878,584	332,963,358
Entergy Corp.	2,580,867	290,734,668
Evergy, Inc.	2,944,648	202,032,299
Eversource Energy	4,415,005	401,677,155
Exelon Corp.	12,563,035	725,640,902
FirstEnergy Corp.	6,991,195	290,763,800
NextEra Energy, Inc.	25,196,832	2,352,376,235
NRG Energy, Inc. (a)	3,144,097	135,447,699
Pinnacle West Capital Corp.	1,453,217	102,582,588
PPL Corp.	9,640,416	289,790,905
Southern Co.	13,609,457	933,336,561
Xcel Energy, Inc.	6,917,371	468,306,017
		8,334,896,221
GAS UTILITIES — 1.4%
Atmos Energy Corp. (a)	1,700,622	178,174,167
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.6%
AES Corp.	8,561,662	208,048,387
MULTI-UTILITIES — 29.1%
Ameren Corp.	3,308,061	294,450,510
CenterPoint Energy, Inc.	8,075,631	225,390,861
CMS Energy Corp.	3,720,184	241,997,969
Consolidated Edison, Inc.	4,542,748	387,587,259
Dominion Energy, Inc.	10,400,553	817,067,444
DTE Energy Co.	2,487,739	297,384,320
NiSource, Inc. (a)	5,042,833	139,232,619
Public Service Enterprise Group, Inc.	6,493,506	433,311,655
Security Description	Shares	Value
Sempra Energy	4,100,788	$542,452,237
WEC Energy Group, Inc.	4,050,630	393,194,654
		3,772,069,528
WATER UTILITIES — 3.4%
American Water Works Co., Inc.	2,331,189	440,268,355
TOTAL COMMON STOCKS (Cost $12,777,601,849)		12,933,456,658
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c)	22,335,647	22,337,881
State Street Navigator Securities Lending Portfolio II (d) (e)	63,531,500	63,531,500
TOTAL SHORT-TERM INVESTMENTS (Cost $85,866,076)		85,869,381
TOTAL INVESTMENTS — 100.3% (Cost $12,863,467,925)		13,019,326,039
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(45,311,654)
NET ASSETS — 100.0%		$12,974,014,385
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,933,456,658	$—	$—	$12,933,456,658
Short-Term Investments	85,869,381	—	—	85,869,381
TOTAL INVESTMENTS	$13,019,326,039	$—	$—	$13,019,326,039
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,505,066	$21,509,367	$147,194,458	$146,365,173	$(496)	$(275)	22,335,647	$22,337,881	$2,140
State Street Navigator Securities Lending Portfolio II	2,602,779	2,602,779	299,936,407	239,007,686	—	—	63,531,500	63,531,500	6,390
Total		$24,112,146	$447,130,865	$385,372,859	$(496)	$(275)		$85,869,381	$8,530
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.